Inventory	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 2 — Inventory:

As of September 30, 2012 and 2011, the Company had $198,439 and $137,976, respectively, in inventory which consisted of finished goods. As of September 30, 2012 and December 31, 2011, there were no reserves or write downs recorded against inventory.